Share capital and share premium account	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Share capital and share premium account
36. Share capital and share premium accoun
t

	Ordinary Shares of 25p each		Share premium

	Number	£m	£m
Share capital issued and fully paid

At 1 January 2019	5,379,067,624	1,345	3,091

Issued under employee share schemes	4,034,607	1	50

Ordinary shares acquired by ESOP Trusts	–	–	33
At 31 December 2019	5,383,102,231	1,346	3,174

Issued under employee share schemes	2,087,386	–	29

Ordinary shares acquired by ESOP Trusts	–	–	78
At 31 December 2020	5,385,189,617	1,346	3,281

Issued under employee share schemes	1,825,442	1	20

Ordinary shares acquired by ESOP Trusts	–	–	–
At 31 December 2021	5,387,015,059	1,347	3,301

	31 December 2021 000	31 December 2020 000
Number of shares issuable under employee share schemes	75,210	48,205
Number of unissued shares not under option	4,537,775	4,566,605
At 31 December 2021, of the issued share capital, 23,205,289 shares were held in the ESOP Trusts, 355,205,950 shares were held as Treasury shares and 5,008,603,820 shares were in free issue. All issued shares are fully paid. The nominal, carrying and market values of the shares held in the ESOP Trusts are disclosed in Note 44, ‘Employee share schemes’.